Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, these statements do not include all the information and notes required by U.S. GAAP for complete financial statements. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company’s management believes the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of March 31, 2022, results of operations and cash flows for the three months ended March 31, 2022 and 2021. The results of operations for the three ended March 31, 2022 are not necessarily indicative of the results to be expected for the year ended December 31, 2022.

These unaudited interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K as amended for the year ended December 31, 2021, filed with the SEC on May 4, 2022.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for financial information and with the instructions to Form 10-K and Regulation S-X. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, revenue discounts and allowances, the valuation of inventory, the calculation of the Company’s effective tax rate and deferred tax assets, valuation of stock based compensation, warrants, likelihood and range of possible losses on contingencies and present value of lease liabilities. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, revenue discounts and allowances, the valuation of inventory, the calculation of the Company’s effective tax rate and deferred tax assets, valuation of stock based compensation, warrants, the assessment of useful lives, recoverability and valuation of long-lived assets, likelihood and range of possible losses on contingencies and present value of lease liabilities. Actual results could differ from those estimates.

Cash

Cash

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase and money market accounts to be cash equivalents. As of December 31, 2021 and 2020, the Company had no cash equivalents and all cash amounts consisted of cash on deposit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms and are recorded at the invoiced amount, net of any sales discounts and allowance for doubtful accounts, and do not typically bear interest. The Company assesses the collectability of the accounts by taking into consideration the aging of accounts receivable, changes in customer credit worthiness, general market and economic conditions, and historical experience. Bad debt expenses are recorded as part of “General and administrative” expenses in the consolidated statements of operations. The Company reserves the receivable balance against the allowance when management determines a balance is uncollectible. The Company also reviews its customer discounts, and an accrual is made for discounts earned but not yet utilized at each period end.

The Company performs ongoing evaluations of its customers’ financial condition and generally does not require collateral. Some international customers are required to pay for their orders in advance of shipment. Accounts receivable consisted of the following as of December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Accounts receivable	$7,028	$10,895
Less: allowance for discounts and returns	(235)	(2,525)
Less: allowance for doubtful accounts	(405)	(882)
Accounts receivable, net	$6,388	$7,488

The allowance for discounts and returns consisted of the following activity for the years ended December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Allowance for discounts and returns, beginning balance	$2,525	$2,901
Charges against revenues	9,259	17,703
Utilization of Reserve	(11,549)	(18,079)
Allowance for discounts and returns, ending balance	$235	$2,525

Revenue Recognition

Revenue Recognition

Revenue is recognized when control of the promised goods is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods.

a.	Nature of Goods

The Company sells a variety of protein products and energy drinks through a broad distribution platform that includes supermarkets, mass merchandisers, wholesale clubs, drugstores, convenience stores, home stores, specialty stores and websites and other e-commerce channels, all of which sell products to consumers.

b.	When Performance Obligations are Satisfied

For performance obligations related to the shipping and invoicing of products, control transfers at the point in time upon which finished goods are delivered to the Company’s customers or when finished goods are picked up by a customer or a customer’s carrier, depending on shipping terms. Once a product has been delivered or picked up by the customer, the customer is able to direct the use of, and obtain substantially all of the remaining benefits from, the asset. The Company considers control to have transferred upon delivery or customer receipt because the Company has an enforceable right to payment at that time, the customer has legal title to the asset, the Company has transferred physical possession of the asset, and the customer has significant risk and rewards of ownership of the asset.

c.	Variable Consideration

The Company conducts extensive promotional activities with its largest customer, primarily through the use of off-list discounts, coupons, cooperative advertising, periodic price reduction arrangements, and end-aisle and other in-store displays. The costs of such activities are netted against sales and are recorded over the calendar year, in proportion to sales recorded during that calendar year. The reserves for sales returns and consumer and trade promotion liabilities are established based on the Company’s best estimate of the amounts necessary to settle future and existing obligations for products sold as of the balance sheet date. To determine the appropriate timing of recognition of consideration payable to a customer, all consideration payable to customers is reflected in the transaction price at inception and reassessed routinely.

d.	Practical Expedients

The Company expenses incremental direct costs of obtaining a contract (broker commissions) when the related sale takes place, since the amortization period of the commissions paid for the sale of products is less than a year. These costs are recorded in “Selling and promotion” expenses in the accompanying consolidated statements of operations. The Company accounts for shipping and handling costs as fulfillment activities which are therefore recognized upon shipment of the goods.

Shipping and handling costs related to inbound purchases of raw material and finished goods are included in cost of revenues in the consolidated statements of operations and capitalized into the value of inventory on the balance sheet. For the years ended December 31, 2021 and 2020, the Company incurred $1.8 million and $1.3 million, respectively, of inbound shipping and handling costs. Shipping and handling costs related to shipments to customers is included in “general and administrative” expense in the consolidated statements of operations. For the years ended December 31, 2021 and 2020, the Company incurred $3.1 million and $2.5 million, respectively, of shipping and handling costs related to shipments to customers.

The Company excludes from its revenue any amounts collected from customers for sales (and similar) taxes. During the years ended December 31, 2021 and 2020, the Company recorded discounts, and to a lesser degree, sales returns, totaling $9.3 million and $17.7 million, respectively, which accounted for 16% and 22% of gross revenue in each period, respectively.

Disaggregation of Revenue

Disaggregation of Revenue

The following shows the disaggregation of revenue by distribution channel for the three months ended March 31, 2022 and 2021 (in thousands).

	For the Three Months Ended March 31,
	2022	% of Total	2021	% of Total
Distribution Channel
Specialty	$3,383	26%	$6,795	52%
International	733	6%	3,847	29%
FDM	8,985	68%	2,479	19%
Total	$13,101	100%	$13,121	100%

Disaggregation of Revenue

The following shows the disaggregation of revenue by distribution channel for the years ended December 31, 2021 and 2020 (in thousands).

	For the Years Ended December 31,
	2021	% of Total	2020	% of Total
Distribution Channel
Specialty	$20,144	40%	$26,643	41%
International	$15,233	30%	$17,862	28%
FDM	$14,665	30%	$19,935	31%
Total	$50,042	100%	$64,440	100%

Concentrations

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The cash balance at times may exceed federally insured limits. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date. Significant customers and vendors are those that represent more than 10% of the Company’s net revenue or accounts receivable for each period presented.

During the three months ended March 31, 2022, we had three customers who individually accounted for 59%, 13%, and 12% of our net revenue, and two customers that individually accounted for 59% and 17% of accounts receivable. During the three months ended March 31, 2021, we had three customers who individually accounted for 28%, 17% and 14% of our net revenue, and two customers that individually accounted for 32% and 21% of accounts receivable.

The Company uses a limited number of non-affiliated suppliers for contract manufacturing its products. The Company has quality control and manufacturing agreements in place with its primary manufacturers to ensure consistency in production and quality. The agreements ensure products are manufactured to the Company’s specifications and the contract manufacturers will bear the costs of recalled products due to defective manufacturing. During the three months ended March 31, 2022, the Company had four vendors who individually accounted for 17%, 12%, 12%, and 11% of net purchases, respectively. During the three months ended March 31, 2021, the Company had three vendors who individually accounted for 32%, 21% and 21% of net purchases.

The Company has a geographic concentration in the United States, with 94% and 71% of revenue from domestic customers during the three months ended March 31, 2022 and 2021, respectively. International customers, primarily in Canada and Asia, comprised 6% and 29% for the three months ended March 31, 2022 and 2021, respectively.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The cash balance at times may exceed federally insured limits. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date. Significant customers and vendors are those that represent more than 10% of the Company’s net revenue or accounts receivable for each period presented.

During the year ended December 31, 2021, we had three customers who individually accounted for 38%, 14% and 13% of our net revenue, and one customer that accounted for 22% of accounts receivable. During the year ended December 31, 2020, we had three customers who individually accounted for 41%, 17% and 12% of our net revenue, and one customer that accounted for 61% of accounts receivable. Sales to our largest customer are aggregated to present net revenue for their locations worldwide.

The Company uses a limited number of non-affiliated suppliers for contract manufacturing its products. The Company has quality control and manufacturing agreements in place with its primary manufacturers to ensure consistency in production and quality. The agreements ensure products are manufactured to the Company’s specifications and the contract manufacturers will bear the costs of recalled products due to defective manufacturing. During the year ended December 31, 2021, the Company had three vendors who individually accounted for 26%, 19% and 9% of net purchases, respectively. During the year ended December 31, 2020, the Company had three vendors who individually accounted for 25%, 24% and 13% of net purchases.

The Company has a geographic concentration in the United States, with 70% and 72% of revenue from domestic customers during the years ended December 31, 2021 and 2020, respectively. International customers, primarily in Canada and Asia, comprised 30% and 28% for the years ended December 31, 2021 and 2020, respectively. The Company had sales on all continents, other than Antarctica, and no other country had sales greater than 5% of revenue, net.

Inventory

Inventory

Inventory consists of finished goods and raw materials used to manufacture the Company’s products by one of our contract manufacturers as of December 31, 2021 and 2020. The Company records charges for obsolete and slow-moving inventory based on the age of the product as determined by the expiration date or otherwise determined to be obsolete. Products within one year of their expiration dates are considered for write-off purposes. Inventory write-downs, once established, are not reversed as they establish a new cost basis for the inventory. Historically, the Company has had minimal returns with established customers. The Company incurred insignificant inventory write-offs during the years ended December 31, 2021 and 2020. The Company accounts for its inventory on a First-in First-out basis.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of various payments the Company has made in advance for goods or services to be received in the future. These prepaid expenses include legal retainers, giveaways, print advertising, insurance and service contracts requiring up-front payments.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the respective assets. When assets are retired or otherwise disposed, the assets and related accumulated depreciation are removed, and the resulting gains or losses are recorded in the statement of operations. Repairs and maintenance costs are expensed as incurred.

The estimated useful lives of the property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Furniture, fixtures and equipment	3 - 7 years
Manufacturing and lab equipment	3 - 5 years
Vehicles	3 - 5 years

Intangible Assets

Intangible Assets

Acquired intangible assets are recorded at estimated fair value, net of accumulated amortization, and costs incurred in obtaining certain trademarks are capitalized, and are amortized over their related useful lives, using a straight-line basis consistent with the underlying expected future cash flows related to the specific intangible asset.

Costs to renew or extend the life of intangible assets are capitalized and amortized over the remaining useful life of the asset. Amortization expenses are included as a component of “General and administrative” expenses in the consolidated statements of operations. The estimated useful life of the intangible assets is 7 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances exist that indicate the carrying amount of an asset may not be recoverable. When indicators of impairment exist, an estimate of undiscounted future cash flows is used in measuring whether the carrying amount of the asset or related asset group is recoverable. Measurement of the amount of impairment, if any, is based upon the difference between the asset’s carrying value and estimated fair value. There was no impairment for the year ended December 31, 2021. The Company had a $0.167 million impairment of operating lease right-of-use assets during the year ended December 31, 2020.

Fair Value

Fair Value

GAAP defines fair value as the exchange price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures its financial assets and liabilities at fair value at each reporting period using an estimated fair value hierarchy which requires the Company to use observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

●	Level 1 — Observable inputs are unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 — Observable inputs are quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices which are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments; and
●	Level 3 — Unobservable inputs which are supported by little or no market activity and which are significant to the fair value of the assets or liabilities. These inputs are based on the Company’s assumptions used to measure assets and liabilities at fair value and require significant management judgment or estimation.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Leases

Leases

A lease is defined as a contract, or part of a contract, that conveys the right to control the use of identified assets for a period of time in exchange for consideration. An entity controls the use when it has a right to obtain substantially all of the benefits from the use of the identified asset and has the right to direct the use of the asset. The Company determines if an arrangement is a lease at contract inception. For all classes of underlying assets, the Company includes both the lease and non-lease components as a single component and accounts for it as a lease. Lease liabilities are recognized based on the present value of the lease payments over the lease term at the commencement date.

MusclePharm calculates and uses the rate implicit in the lease if the information is readily available, or if not available, the Company uses its incremental borrowing rate in determining the present value of lease payments. Lease right-of-use (“ROU”) assets are based on the lease liability, subject to adjustments, such as lease incentives. The ROU assets also include any lease payments made at or before the commencement date. MusclePharm excludes variable lease payments in measuring lease assets and lease liabilities, other than those that depend on an index or a rate or are in substance fixed payments.

The Company’s lease terms include options to extend or terminate the lease when it is reasonably certain that such options will be exercised. Operating leases are included in “Operating lease right-of-use assets,” “Operating lease liability, current” and “Operating lease liability, long-term” on the consolidated balance sheets. Finance leases are included in “Property and equipment, net,” “Accrued and other liabilities” and “Other long-term liabilities” on the consolidated balance sheets.

Cost of Revenue		Cost of Revenue Cost of revenue for the Company represents costs directly related to the production, manufacturing and freight-in of the Company’s products purchased from contract manufacturers.
Advertising and Promotion

Advertising and Promotion

Our advertising and promotion expenses consist primarily of digital, print and media advertising, athletic endorsements and sponsorships, promotional giveaways, trade show events and various partnering activities with our retail partners, and are expensed as incurred.

Share-Based Payments and Stock-Based Compensation

Share-Based Payments and Stock-Based Compensation

Share-based compensation awards, including stock options and restricted stock awards, are recorded at estimated fair value on the applicable awards’ grant date, based on the estimated number of awards that are expected to vest. The grant date fair value is amortized on a straight-line basis over the time in which the awards are expected to vest, or immediately if no vesting is required. Share-based compensation awards issued to non-employees for services are also recorded at fair value on the grant date. The fair value of restricted stock awards is based on the fair value of the stock underlying the awards on the grant date as there is no exercise price.

The fair value of stock options is estimated using the Black-Scholes option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards and the expected term of the awards based on an analysis of the actual and projected employee stock option exercise behaviors and the contractual term of the awards, and estimated forfeitures. Due to the Company’s limited experience with the expected term of options, the simplified method was utilized in determining the expected option term as prescribed in ASC 718 Compensation – Stock Compensation.

The Company recognizes stock-based compensation expense over the requisite service period, which is generally consistent with the vesting of the awards, based on the estimated fair value of all stock-based payments issued to employees and directors that are expected to vest.

Warrants

Warrants

In conjunction with the Securities Purchase Agreement (“SPA”), the Company issued 17,355,700 warrants to the senior note holders. The warrants entitle the holder to purchase one share of the Company’s common stock at an exercise price equal to $.78 per share at any time on or after October 13, 2021 (the “Initial Exercise Date”) and on or prior to the close of business on October 13, 2026 the “Termination Date”). The Company determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the debt instruments. Management also determined that the warrants are puttable for cash upon a fundamental transaction at the option of the holder and as such required classification as equity pursuant to ASC 470. In accordance with the accounting guidance, the outstanding warrants are recognized as equity on the balance sheet. The proceeds from the sale of a debt instrument with stock purchase warrants (detachable call options) shall be allocated to the two elements based on the relative fair values of the debt instrument without the warrants, and of the warrants themselves at time of issuance. The allocation of the portion of the value resulted in a discount of the debt instrument. The fair value of the warrants were measured using the Black Scholes option pricing model.

Foreign Currency

Foreign Currency

The functional currency of the Company’s foreign subsidiary, MusclePharm Canada, is the Canadian dollar. There are no assets or liabilities in this foreign subsidiary and therefore, there is no accumulated other comprehensive income recorded. Revenue and expenses are translated at average exchange rates in effect during the year. Equity transactions are translated using historical exchange rates.

Foreign currency gains and losses resulting from transactions denominated in a currency other than the functional currency are included in “Interest income, net” in the consolidated statements of operations.

Segments

Segments

Historically, the Company’s chief operating decision maker (“CODM”) reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has had two reporting segments and operating unit structures. During the fourth quarter of 2021, the Company introduced a functional energy beverages line under the MusclePharm and FitMiss brands, so the CODM now reviews financial information and makes resource and opportunity decisions on a disaggregated basis with the functional energy drink business separate from protein products.

Segments

Historically, the Company’s chief operating decision maker (“CODM”) reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has had two reporting segments and operating unit structures. During the fourth quarter of 2021, the Company introduced a functional energy beverages line under the MusclePharm and FitMiss brands, so the CODM now reviews financial information and makes resource and opportunity decisions on a disaggregated basis with the functional energy drink business separate from protein products.

Litigation Estimates and Accruals

Litigation Estimates and Accruals

In the normal course of business or otherwise, the Company may become involved in legal proceedings. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. The Company provides disclosures for material contingencies when there is a reasonable possibility that a loss or an additional loss may be incurred. In assessing whether a loss is a reasonable possibility, the Company may consider the following factors, among others: the nature of the litigation, claim or assessment, available information, opinions or views of legal counsel and other advisors, and the experience gained from similar cases.

Litigation Estimates and Accruals

In the normal course of business or otherwise, the Company may become involved in legal proceedings. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. The Company provides disclosures for material contingencies when there is a reasonable possibility that a loss or an additional loss may be incurred. In assessing whether a loss is a reasonable possibility, the Company may consider the following factors, among others: the nature of the litigation, claim or assessment, available information, opinions or views of legal counsel and other advisors, and the experience gained from similar cases.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Income tax expense includes the current tax liability from operations and the change in deferred income taxes during the year. Interest income, interest expense and penalties associated with income taxes are reflected in (Benefit) provision for income taxes on the consolidated statements of operations. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is required to be established unless management determines that it is more likely than not that the Company will ultimately realize the tax benefit associated with a deferred tax asset. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Income Taxes

Income taxes are accounted for using the asset and liability method. Income tax expense includes the current tax liability from operations and the change in deferred income taxes during the year. Interest income, interest expense and penalties associated with income taxes are reflected in (Benefit) provision for income taxes on the consolidated statements of operations. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is required to be established unless management determines that it is more likely than not that the Company will ultimately realize the tax benefit associated with a deferred tax asset. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement of all expected credit losses of financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for periods beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate that is expected to be discontinued because of reference rate reform. The amendments in this update provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020, through December 31, 2022. The Company has not modified any material contracts due to reference rate reform. The Company will continue to evaluate the impact this guidance will have on its consolidated financial statements for all future transactions affected by reference rate reform during the time permitted.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but not earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB also specified that an entity should adopt the guidance as of the beginning of its annual fiscal year and is not permitted to adopt the guidance in an interim period. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. This amendment is effective for all entities, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. There has not been a significant impact from the adoption of this ASU on the consolidated financial statements.

Recent Accounting Pronouncements

In July 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement of all expected credit losses of financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for periods beginning after December 15, 2022, and interim periods within those fiscal years. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate that is expected to be discontinued because of reference rate reform. The amendments in this update provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments in this ASU are effective for all entities as of March 12, 2020, through December 31, 2022. The Company has not modified any material contracts due to reference rate reform. The Company will continue to evaluate the impact this guidance will have on its consolidated financial statements for all future transactions affected by reference rate reform during the time permitted.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but not earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB also specified that an entity should adopt the guidance as of the beginning of its annual fiscal year and is not permitted to adopt the guidance in an interim period. The Company is currently evaluating the impact this ASU may have on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. This amendment is effective for all entities, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company is does not believe adoption of this ASU will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which was expected to reduce cost and complexity related to the accounting for income taxes. This ASU removes specific exceptions to the general principles in Topic 740 in U.S. GAAP. It eliminates the need for an organization to analyze whether the following apply in a given period: exception to the incremental approach for intra-period tax allocation; exceptions to accounting for basis differences when there are ownership changes in foreign investments; and exception in interim period income tax accounting for year-to-date losses that exceed anticipated losses. The ASU also simplifies U.S. GAAP for: franchise taxes that are partially based on income; transactions with a government that result in a step up in the tax basis of goodwill; separate financial statements of legal entities that are not subject to tax; and enacted changes in tax laws in interim periods. The Company adopted this ASU effective January 1, 2021, with certain provisions applied retrospectively and other provisions applied prospectively. Adoption of this ASU did not have a material impact to the Company’s consolidated balance sheet, statements of operations, or cash flows.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the current period financial statement presentation, including classification of certain operating expenses.	Reclassifications Certain prior period amounts have been reclassified to conform to the current period financial statement presentation, including classification of certain operating expenses.